Mutual Funds Depositary Function - Summary of Shares Held in Mutual Funds Subscribed by Third Parties and Assets from Mutual Funds (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of mutual funds depositary function [line items]
Equity	$ 3,781,006	$ 7,876,588
Pionero Pesos [member]
Disclosure of mutual funds depositary function [line items]
Number of shares	690,082,565
Equity	$ 8,178,818
Pionero Renta Ahorro [member]
Disclosure of mutual funds depositary function [line items]
Number of shares	338,899,266
Equity	$ 9,133,082
Pionero FF [member]
Disclosure of mutual funds depositary function [line items]
Number of shares	65,976,460
Equity	$ 1,471,886
Pionero Gestion [Member]
Disclosure of mutual funds depositary function [line items]
Number of shares	874,454,508
Equity	$ 1,432,488
Pionero Renta [member]
Disclosure of mutual funds depositary function [line items]
Number of shares	135,185,699
Equity	$ 10,062,687
Pionero Acciones [member]
Disclosure of mutual funds depositary function [line items]
Number of shares	12,998,068
Equity	$ 689,401
Pionero Empresas FCI Abierto PYMES [member]
Disclosure of mutual funds depositary function [line items]
Number of shares	213,452,663
Equity	$ 1,585,130
Pionero Pesos Plus [member]
Disclosure of mutual funds depositary function [line items]
Number of shares	10,380,464,214
Equity	$ 74,019,764
Pionero Renta Ahorro Plus [member]
Disclosure of mutual funds depositary function [line items]
Number of shares	629,066,050
Equity	$ 3,468,304
Pionero Renta Mixta I [member]
Disclosure of mutual funds depositary function [line items]
Number of shares	46,868,574
Equity	$ 290,280
Pionero Renta Estrategico [member]
Disclosure of mutual funds depositary function [line items]
Number of shares	713,762,763
Equity	$ 3,067,481
Pionero argentina bicentenario [member]
Disclosure of mutual funds depositary function [line items]
Number of shares	420,913,940
Equity	$ 1,486,064
Pionero Ahorro Dolares [member]
Disclosure of mutual funds depositary function [line items]
Number of shares	3,587,847
Equity	$ 333,078
Pionero renta fija dolares [member]
Disclosure of mutual funds depositary function [line items]
Number of shares	2,851,516
Equity	$ 218,292
Argenfunds Renta Pesos [member]
Disclosure of mutual funds depositary function [line items]
Number of shares	89,790,878
Equity	$ 860,997
Argenfunds Renta Argentina [member]
Disclosure of mutual funds depositary function [line items]
Number of shares	8,106,459
Equity	$ 37,950
Argenfunds Ahorro Pesos [member]
Disclosure of mutual funds depositary function [line items]
Number of shares	66,995,181
Equity	$ 872,631
Argenfunds Abierto Pymes [member]
Disclosure of mutual funds depositary function [line items]
Number of shares	3,168,302,605
Equity	$ 8,675,711
Argenfunds Renta Total [member]
Disclosure of mutual funds depositary function [line items]
Number of shares	835,174,866
Equity	$ 1,205,078
Argenfunds Renta Flexible [member]
Disclosure of mutual funds depositary function [line items]
Number of shares	161,003,528
Equity	$ 692,335
Argenfunds Renta Dinamica [member]
Disclosure of mutual funds depositary function [line items]
Number of shares	23,460,944,957
Equity	$ 744,151
Argenfunds Renta Fija [Member]
Disclosure of mutual funds depositary function [line items]
Number of shares	242,496,051
Equity	$ 4,730,857
Argenfunds Renta Mixta [member]
Disclosure of mutual funds depositary function [line items]
Number of shares	4,049,362,869
Equity	$ 3,061,155
Argenfunds Renta Global [member]
Disclosure of mutual funds depositary function [line items]
Number of shares	8,983,257
Equity	$ 45,317
Argenfunds Renta Capital [member]
Disclosure of mutual funds depositary function [line items]
Number of shares	20,493,019
Equity	$ 2,148,921
Argenfunds Renta Balanceada [member]
Disclosure of mutual funds depositary function [line items]
Number of shares	807,408,546
Equity	$ 5,061,751
Argenfunds Liquidez [Member]
Disclosure of mutual funds depositary function [line items]
Number of shares	3,940,492,382
Equity	$ 8,590,718
Argenfunds Retorno Absoluto [Member]
Disclosure of mutual funds depositary function [line items]
Number of shares	506,170,325
Equity	$ 1,393,096
Argenfunds Renta Crecimiento [member]
Disclosure of mutual funds depositary function [line items]
Number of shares	14,134,207
Equity	$ 1,461,947
Argenfunds Renta Mixta Plus [Member]
Disclosure of mutual funds depositary function [line items]
Number of shares	564,307
Equity	$ 48,574
Argenfunds Renta Variable [Member]
Disclosure of mutual funds depositary function [line items]
Number of shares	272,791,751
Equity	$ 7,910
Argenfunds Infraestructura [Member]
Disclosure of mutual funds depositary function [line items]
Number of shares	858,675,481
Equity	$ 857,988
Pionero Capital [Member]
Disclosure of mutual funds depositary function [line items]
Number of shares	3,413,461,192
Equity	$ 4,225,566
Pionero Renta Balanceado [Member]
Disclosure of mutual funds depositary function [line items]
Number of shares	100,000
Equity	$ 100